Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 346.9	$ 307.7	$ 298.1
Cost capitalized, net of amortization	$ 9.7	$ 9.2